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                              [LOGO] Nationwide(R)

                                       MFS
                                    VARIABLE
                                     ACCOUNT

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-719-12/03

                                [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the MFS Variable Account.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                                     /s/ Joseph J. Gasper,
                                     -------------------------------------------
                                     Joseph J. Gasper, President
                                        February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the MFS Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13.This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

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================================================================================

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         622,744 shares (cost $622,744)................................   $    622,744

      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         2,826,539 shares (cost $48,444,132)...........................     31,996,422

      Massachusetts Investors Trust - Class A (MFSInvTr)
         1,336,474 shares (cost $24,649,895)...........................     20,875,731

      MFS(R) Bond Fund - Class A (MFSBdFd)
         1,487,583 shares (cost $18,583,470)...........................     19,487,335

      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         217,711 shares (cost $10,579,091).............................      6,154,695

      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         6,707,328 shares (cost $90,578,273)...........................     53,859,847

      MFS(R) High Income Fund - Class A (MFSHiInc)
         3,652,809 shares (cost $14,741,700)...........................     14,465,123

      MFS(R) Research Fund - Class A (MFSRsrch)
         1,027,382 shares (cost $24,563,392)...........................     17,968,917

      MFS(R) Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
         23,911,677 shares (cost $23,911,677)..........................     23,911,677

      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         350,993 shares (cost $2,265,677)..............................      2,397,285

      MFS(R) Total Return Fund - Class A (MFSTotRe)
         2,664,137 shares (cost $39,147,581)...........................     40,228,473
                                                                          ------------
            Total investments..........................................    231,968,249

   Accounts receivable.................................................             --
                                                                          ------------
            Total assets...............................................    231,968,249

Accounts payable.......................................................        268,009
                                                                          ------------
Contract owners' equity (note 4).......................................   $231,700,240
                                                                          ============

See accompanying notes to financial statements.

================================================================================

================================================================================

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                         Total      GVITMyMkt    MFSGrStk     MFSInvTr
                                                     ------------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $  3,827,238       4,468           --      123,711
   Mortality and expense risk charges (note 2) ...     (2,963,499)     (9,165)    (411,274)    (248,018)
                                                     ------------    --------   ----------   ----------
      Net investment income (loss) ...............        863,739      (4,697)    (411,274)    (124,307)
                                                     ------------    --------   ----------   ----------

   Proceeds from mutual fund shares sold .........     46,766,763     349,002    6,507,004    2,656,042
   Cost of mutual fund shares sold ...............    (61,179,474)   (349,002)  (9,583,868)  (3,098,748)
                                                     ------------    --------   ----------   ----------
      Realized gain (loss) on investments ........    (14,412,711)         --   (3,076,864)    (442,706)
   Change in unrealized gain (loss)
      on investments .............................     49,815,675          --    9,439,150    4,173,407
                                                     ------------    --------   ----------   ----------
      Net gain (loss) on investments .............     35,402,964          --    6,362,286    3,730,701
                                                     ------------    --------   ----------   ----------
   Reinvested capital gains ......................             --          --           --           --
                                                     ------------    --------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $ 36,266,703      (4,697)   5,951,012    3,606,394
                                                     ============    ========   ==========   ==========

                                                       MFSBdFd     MFSEmGro      MFSGrOpp     MFSHiInc
                                                     ----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................    1,152,359           --            --    1,098,269
   Mortality and expense risk charges (note 2) ...     (270,503)     (73,717)     (649,230)    (175,423)
                                                     ----------   ----------   -----------   ----------
      Net investment income (loss) ...............      881,856      (73,717)     (649,230)     922,846
                                                     ----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold .........    5,032,082    1,605,108     6,883,625    3,002,017
   Cost of mutual fund shares sold ...............   (5,239,023)  (2,997,965)  (13,210,704)  (4,078,037)
                                                     ----------   ----------   -----------   ----------
      Realized gain (loss) on investments ........     (206,941)  (1,392,857)   (6,327,079)  (1,076,020)
   Change in unrealized gain (loss)
      on investments .............................      957,747    2,917,874    18,885,061    2,715,243
                                                     ----------   ----------   -----------   ----------
      Net gain (loss) on investments .............      750,806    1,525,017    12,557,982    1,639,223
                                                     ----------   ----------   -----------   ----------
   Reinvested capital gains ......................           --           --            --           --
                                                     ----------   ----------   -----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........    1,632,662    1,451,300    11,908,752    2,562,069
                                                     ==========   ==========   ===========   ==========

                                                       MFSRsrch      MFSMyMkt    MFSStratIncA    MFSTotRe
                                                     -----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................   $   120,096       172,224      141,585      1,014,526
   Mortality and expense risk charges (note 2) ...      (224,805)     (369,566)     (31,084)      (500,714)
                                                     -----------   -----------     --------     ----------
      Net investment income (loss) ...............      (104,709)     (197,342)     110,501        513,812
                                                     -----------   -----------     --------     ----------

   Proceeds from mutual fund shares sold .........     3,847,975    11,362,368      442,443      5,079,097
   Cost of mutual fund shares sold ...............    (4,950,273)  (11,362,368)    (427,732)    (5,881,754)
                                                     -----------   -----------     --------     ----------
      Realized gain (loss) on investments ........    (1,102,298)           --       14,711       (802,657)
   Change in unrealized gain (loss)
      on investments .............................     4,793,017            --      155,599      5,778,577
                                                     -----------   -----------     --------     ----------
      Net gain (loss) on investments .............     3,690,719            --      170,310      4,975,920
                                                     -----------   -----------     --------     ----------
   Reinvested capital gains ......................            --            --           --             --
                                                     -----------   -----------     --------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $ 3,586,010      (197,342)     280,811      5,489,732
                                                     ===========   ===========     ========     ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                                Total                   GVITMyMkt
                                                     --------------------------   --------------------
                                                         2003           2002        2003        2002
                                                     ------------   -----------   --------   ---------
Investment activity:
   Net investment income (loss) ..................   $    863,739       945,350     (4,697)     (1,012)
   Realized gain (loss) on investments ...........    (14,412,711)  (14,985,131)        --          --
   Change in unrealized gain (loss)
      on investments .............................     49,815,675   (40,843,576)        --          --
   Reinvested capital gains ......................             --            --         --          --
                                                     ------------   -----------   --------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     36,266,703   (54,883,357)    (4,697)     (1,012)
                                                     ------------   -----------   --------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      5,748,755     4,180,522     19,482      34,891
   Transfers between funds .......................             --            --         --      10,781
   Redemptions (note 3) ..........................    (33,877,920)  (39,329,062)  (333,461)   (153,858)
   Annuity benefits ..............................       (387,227)     (453,800)        --          --
   Annual contract maintenance charges
      (note 2) ...................................       (153,290)     (156,634)    (1,271)     (1,280)
   Contingent deferred sales charges
      (note 2) ...................................        (43,807)      (36,627)       (42)         --
   Adjustments to maintain reserves ..............       (420,741)      196,709         --         (12)
                                                     ------------   -----------   --------   ---------
         Net equity transactions .................    (29,134,230)  (35,598,892)  (315,292)   (109,478)
                                                     ------------   -----------   --------   ---------

Net change in contract owners' equity ............      7,132,473   (90,482,249)  (319,989)   (110,490)
Contract owners' equity beginning
   of period .....................................    224,567,767   315,050,016    942,736   1,053,226
                                                     ------------   -----------   --------   ---------
Contract owners' equity end of period ............   $231,700,240   224,567,767    622,747     942,736
                                                     ============   ===========   ========   =========

CHANGES IN UNITS:
   Beginning units ...............................      3,206,984     3,646,510     34,637      38,658
                                                     ------------   -----------   --------   ---------
   Units purchased ...............................        367,802       157,008        717       1,698
   Units redeemed ................................       (808,846)     (596,534)   (12,315)     (5,719)
                                                     ------------   -----------   --------   ---------
   Ending units ..................................      2,765,940     3,206,984     23,039      34,637
                                                     ============   ===========   ========   =========

                                                             MFSGrStk                   MFSInvTr
                                                     ------------------------   -----------------------
                                                        2003          2002         2003         2002
                                                     ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................     (411,274)     (530,284)    (124,307)    (199,718)
   Realized gain (loss) on investments ...........   (3,076,864)   (1,962,144)    (442,706)     (52,159)
   Change in unrealized gain (loss)
      on investments .............................    9,439,150   (12,102,517)   4,173,407   (5,828,898)
   Reinvested capital gains ......................           --            --           --           --
                                                     ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    5,951,012   (14,594,945)   3,606,394   (6,080,775)
                                                     ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...................      905,653       602,355      700,268      240,641
   Transfers between funds .......................      114,259    (2,713,825)     133,378     (520,364)
   Redemptions (note 3) ..........................   (5,436,049)   (5,945,167)  (2,159,704)  (3,264,583)
   Annuity benefits ..............................      (40,527)      (44,558)     (20,313)     (28,873)
   Annual contract maintenance charges
      (note 2) ...................................      (19,510)      (21,720)     (10,185)     (10,856)
   Contingent deferred sales charges
      (note 2) ...................................       (6,586)       (6,701)      (3,438)      (1,372)
   Adjustments to maintain reserves ..............       (2,100)          822      (47,364)      (3,233)
                                                     ----------   -----------   ----------   ----------
         Net equity transactions .................   (4,484,860)   (8,128,794)  (1,407,358)  (3,588,640)
                                                     ----------   -----------   ----------   ----------

Net change in contract owners' equity ............    1,466,152   (22,723,739)   2,199,036   (9,669,415)
Contract owners' equity beginning
   of period .....................................   30,538,086    53,261,825   18,675,366   28,344,781
                                                     ----------   -----------   ----------   ----------
Contract owners' equity end of period ............   32,004,238    30,538,086   20,874,402   18,675,366
                                                     ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................      236,246       291,736      179,905      210,439
                                                     ----------   -----------   ----------   ----------
   Units purchased ...............................       16,081         4,149       12,845        2,073
   Units redeemed ................................      (49,085)      (59,639)     (25,569)     (32,607)
                                                     ----------   -----------   ----------   ----------
   Ending units ..................................      203,242       236,246      167,181      179,905
                                                     ==========   ===========   ==========   ==========

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              MFSBdFd                   MFSEmGro
                                                     ------------------------   -----------------------
                                                         2003         2002         2003         2002
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss)...................   $   881,856      970,029      (73,717)     (92,343)
   Realized gain (loss) on investments............      (206,941)    (352,056)  (1,392,857)    (846,623)
   Change in unrealized gain (loss)
      on investments..............................       957,747      783,477    2,917,874   (2,446,363)
   Reinvested capital gains............ ..........            --           --           --           --
                                                     -----------   ----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........     1,632,662    1,401,450    1,451,300   (3,385,329)
                                                     -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3).............................       368,936      229,620      673,107      164,309
   Transfers between funds........................         5,385    2,102,430     (165,298)    (573,558)
   Redemptions (note 3)...........................    (3,557,261)  (2,242,797)  (1,016,308)  (1,013,291)
   Annuity benefits...............................       (81,251)     (77,698)      (1,101)        (923)
   Annual contract maintenance charges (note 2)...       (10,048)      (8,522)      (5,779)      (5,919)
   Contingent deferred sales charges (note 2).....        (4,121)      (2,376)      (1,625)      (1,686)
   Adjustments to maintain reserves...............        16,998       11,063            8         (910)
                                                     -----------   ----------   ----------   ----------
         Net equity transactions..................    (3,261,362)      11,720     (516,996)  (1,431,978)
                                                     -----------   ----------   ----------   ----------

Net change in contract owners' equity.............    (1,628,700)   1,413,170      934,304   (4,817,307)
Contract owners' equity beginning of period.......    21,024,725   19,611,555    5,220,424   10,037,731
                                                     -----------   ----------   ----------   ----------
Contract owners' equity end of period.............   $19,396,025   21,024,725    6,154,728    5,220,424
                                                     ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units................................       347,226      346,142      204,479      250,544
                                                     -----------   ----------   ----------   ----------
   Units purchased................................        30,565        1,615       36,571        5,321
   Units redeemed.................................       (80,861)        (531)     (55,703)     (51,386)
                                                     -----------   ----------   ----------   ----------
   Ending units...................................       296,930      347,226      185,347      204,479
                                                     ===========   ==========   ==========   ==========

                                                             MFSGrOpp                  MFSHiInc
                                                     ------------------------   -----------------------
                                                        2003          2002         2003         2002
                                                     ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss)...................     (649,230)     (766,043)     922,846    1,051,246
   Realized gain (loss) on investments............   (6,327,079)   (8,713,676)  (1,076,020)  (1,517,396)
   Change in unrealized gain (loss)
      on investments..............................   18,885,061   (12,771,741)   2,715,243      411,813
   Reinvested capital gains............ ..........           --            --           --           --
                                                     ----------   -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........   11,908,752   (22,251,460)   2,562,069      (54,337)
                                                     ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3).............................      740,623       412,862      540,336      970,364
   Transfers between funds........................      157,242    (1,331,636)     643,146      193,299
   Redemptions (note 3)...........................   (5,122,045)   (7,462,271)  (1,815,215)  (2,675,994)
   Annuity benefits...............................      (59,229)      (93,105)     (32,046)     (45,352)
   Annual contract maintenance charges (note 2)...      (42,837)      (44,416)      (9,905)      (9,834)
   Contingent deferred sales charges (note 2).....       (7,034)      (11,336)      (1,776)        (953)
   Adjustments to maintain reserves...............     (222,910)       27,585       (2,695)     (34,020)
                                                     ----------   -----------   ----------   ----------
      Net equity transactions.....................   (4,556,190)   (8,502,317)    (678,155)  (1,602,490)
                                                     ----------   -----------   ----------   ----------

Net change in contract owners' equity.............    7,352,562   (30,753,777)   1,883,914   (1,656,827)
Contract owners' equity beginning of period.......   46,310,241    77,064,018   12,577,512   14,234,339
                                                     ----------   -----------   ----------   ----------
Contract owners' equity end of period.............   53,662,803    46,310,241   14,461,426   12,577,512
                                                     ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units................................      440,691       508,934      205,289      230,167
                                                     ----------   -----------   ----------   ----------
   Units purchased................................       27,222         3,362       34,249       19,142
   Units redeemed.................................      (63,601)      (71,605)     (44,445)     (44,020)
                                                     ----------   -----------   ----------   ----------
   Ending units...................................      404,312       440,691      195,093      205,289
                                                     ==========   ===========   ==========   ==========

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              MFSRsrch                    MFSMyMkt
                                                     ---------------------------   -----------------------
                                                         2003           2002          2003         2002
                                                     ------------   ------------   ----------   ----------
Investment activity:
   Net investment income (loss)...................    $  (104,709)      (294,302)    (197,342)     (23,566)
   Realized gain (loss) on investments............     (1,102,298)      (770,283)          --           --
   Change in unrealized gain (loss)
      on investments..............................      4,793,017     (5,901,820)          --           --
   Reinvested capital gains.......................             --             --           --           --
                                                      -----------    -----------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........      3,586,010     (6,966,405)    (197,342)     (23,566)
                                                      -----------    -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)....................        368,236        242,346      656,296      663,840
   Transfers between funds........................       (522,473)    (1,060,189)  (1,195,537)   2,899,199
   Redemptions (note 3)...........................     (2,878,505)    (3,219,981)  (6,760,759)  (7,797,105)
   Annuity benefits...............................        (24,637)       (39,349)     (56,087)     (42,536)
   Annual contract maintenance charges (note 2)...        (10,104)       (11,379)     (24,357)     (23,926)
   Contingent deferred sales charges (note 2).....         (5,545)        (2,342)      (8,987)      (4,157)
   Adjustments to maintain reserves...............        (20,551)        (6,670)    (107,944)     138,373
                                                      -----------    -----------   ----------   ----------
      Net equity transactions.....................     (3,093,579)    (4,097,564)  (7,497,375)  (4,166,312)
                                                      -----------    -----------   ----------   ----------

Net change in contract owners' equity.............        492,431    (11,063,969)  (7,694,717)  (4,189,878)
Contract owners' equity beginning of period.......     17,482,638     28,546,607   31,608,548   35,798,426
                                                      -----------    -----------   ----------   ----------
Contract owners' equity end of period.............    $17,975,069     17,482,638   23,913,831   31,608,548
                                                      ===========    ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units................................        152,177        184,743      877,297      996,598
                                                      -----------    -----------   ----------   ----------
   Units purchased................................          7,201          1,955      156,516      100,394
   Units redeemed.................................        (31,775)       (34,521)    (363,310)    (219,695)
                                                      -----------    -----------   ----------   ----------
   Ending units...................................        127,603        152,177      670,503      877,297
                                                      ===========    ===========   ==========   ==========

                                                         MFSStratIncA               MFSTotRe
                                                     ---------------------   -----------------------
                                                        2003        2002        2003         2002
                                                     ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss)...................     110,501     120,006      513,812      711,337
   Realized gain (loss) on investments............      14,711     (10,428)    (802,657)    (760,366)
   Change in unrealized gain (loss)
      on investments..............................     155,599      22,445    5,778,577   (3,009,972)
   Reinvested capital gains.......................          --          --           --           --
                                                     ---------   ---------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations.........     280,811     132,023    5,489,732   (3,059,001)
                                                     ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)....................      27,104      19,700      748,714      599,594
   Transfers between funds........................     197,501      17,626      632,397      976,237
   Redemptions (note 3)...........................    (356,901)   (321,009)  (4,441,712)  (5,233,006)
   Annuity benefits...............................      (4,049)     (5,052)     (67,987)     (76,354)
   Annual contract maintenance charges (note 2)...      (1,883)     (1,817)     (17,411)     (16,965)
   Contingent deferred sales charges (note 2).....        (420)       (441)      (4,233)      (5,263)
   Adjustments to maintain reserves...............         517      35,723      (34,700)      27,988
                                                     ---------   ---------   ----------   ----------
      Net equity transactions.....................    (138,131)   (255,270)  (3,184,932)  (3,727,769)
                                                     ---------   ---------   ----------   ----------

Net change in contract owners' equity.............     142,680    (123,247)   2,304,800   (6,786,770)
Contract owners' equity beginning of period.......   2,255,005   2,378,252   37,932,486   44,719,256
                                                     ---------   ---------   ----------   ----------
Contract owners' equity end of period.............   2,397,685   2,255,005   40,237,286   37,932,486
                                                     =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units................................     207,129     235,007      321,908      353,542
                                                     ---------   ---------   ----------   ----------
   Units purchased................................      24,802       3,668       21,033       13,631
   Units redeemed.................................     (35,736)    (31,546)     (46,446)     (45,265)
                                                     ---------   ---------   ----------   ----------
   Ending units...................................     196,195     207,129      296,495      321,908
                                                     =========   =========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

                              MFS VARIABLE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b)  The Contracts

          Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

               Portfolio of the Gartmore Variable Insurance Trust (Gartmore
               GVIT)
               (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

               Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

               Massachusetts Investors Trust - Class A (MFSInvTr)

               MFS(R) Bond Fund - Class A (MFSBdFd)

               MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

               MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

               MFS(R) High Income Fund - Class A (MFSHiInc)

               MFS(R) Research Fund - Class A (MFSRsrch)

               MFS(R) Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

               MFS(R) Strategic Income Fund - Class A (MFSStratIncA)

               MFS(R) Total Return Fund - Class A (MFSTotRe)

          At December 31, 2003, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses. The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owners' contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

     The following table provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2003:

                                Total     GVITMyMkt   MFSGrStk   MFSInvTr   MFSBdFd   MFSEmGro   MFSGrOpp   MFSHiInc
                             ----------   ---------   --------   --------   -------   --------   --------   --------
     1.00%................   $      196       --            --         --        40        --          --        156
     1.30%................    2,963,303     9,165      411,274    248,018   270,463    73,717     649,230    175,267
                             ----------     -----      -------    -------   -------    ------     -------    -------
        Totals............   $2,963,499     9,165      411,274    248,018   270,503    73,717     649,230    175,423
                             ==========     =====      =======    =======   =======    ======     =======    =======

                             MFSRsrch   MFSMyMkt   MFSStratIncA   MFSTotRe
                             --------   --------   ------------   --------
     1.30%................   $224,805    369,566      31,084       500,714
                             --------    -------      ------       -------
        Totals............   $224,805    369,566      31,084       500,714
                             ========    =======      ======       =======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $2,710,748 and $1,396,834, respectively, and total transfers from the Account to the fixed account were $2,308,470 and $4,145,518, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2003.

                            Contract                                            Investment
                            Expense                  Unit         Contract        Income       Total
                             Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                            --------   -------   -----------   --------------   ----------   ---------
     Gartmore GVIT Money Market Fund - Class I
        Tax qualified spectrum
           2003..........     1.30%     11,017   $ 27.020924     $   297,690       0.57%        -0.68%
           2002..........     1.30%     13,005     27.206606         353,831       1.20%        -0.10%
           2001..........     1.30%     17,171     27.235006         467,652       3.59%         2.25%
           2000..........     1.30%     16,534     26.635917         440,398       7.15%         4.66%
           1999..........     1.30%     20,531     25.451018         522,535       4.69%         3.49%
        Non-tax qualified spectrum
           2003..........     1.30%     12,022     27.038496         325,057       0.57%        -0.68%
           2002..........     1.30%     21,632     27.224300         588,905       1.20%        -0.10%
           2001..........     1.30%     21,487     27.252720         585,579       3.59%         2.25%
           2000..........     1.30%     20,782     26.653239         553,908       7.15%         4.66%
           1999..........     1.30%     22,201     25.467570         565,406       4.69%         3.49%
     Massachusetts Investors Growth Stock Fund - Class A
        Non-tax qualified
           2001..........     1.00%         22    180.760000           3,977       0.00%       -25.55%
           2000..........     1.00%        283    242.802557          68,713       0.00%        -8.15%
           1999..........     1.00%        706    264.338201         186,623       0.00%        37.37%
        Tax qualified spectrum
           2003..........     1.30%    160,279    161.187238      25,834,929       0.00%        21.05%
           2002..........     1.30%    180,310    133.156467      24,009,491       0.00%       -29.33%
           2001..........     1.30%    219,673    188.412415      41,389,120       0.00%       -25.78%
           2000..........     1.30%    264,430    253.861108      67,128,493       0.00%        -8.42%
           1999..........     1.30%    281,457    277.213327      78,023,631       0.00%        36.95%
        Non-tax qualified spectrum
           2003..........     1.30%     41,256    136.775610       5,642,815       0.00%        21.05%
           2002..........     1.30%     52,391    112.990059       5,919,696       0.00%       -29.33%
           2001..........     1.30%     68,068    159.877572      10,882,547       0.00%       -25.78%
           2000..........     1.30%     92,890    215.414123      20,009,818       0.00%        -8.42%
           1999..........     1.30%     98,328    235.229678      23,129,664       0.00%        36.95%
        Non-tax qualified spectrum (81-225)
           2003..........     1.30%      1,707    148.999396         254,342       0.00%        21.05%
           2002..........     1.30%      3,545    123.088104         436,334       0.00%       -29.33%
           2001..........     1.30%      3,973    174.165990         691,961       0.00%       -25.78%
           2000..........     1.30%      4,035    234.665902         946,877       0.00%        -8.42%
           1999..........     1.30%      3,994    256.252391       1,023,472       0.00%        36.95%
     Massachusetts Investors Trust - Class A
        Non-tax qualified
           1999..........     1.00%        289    199.617423          57,689       0.48%         5.89%
        Tax qualified spectrum
           2003..........     1.30%    126,062    126.957884      16,004,565       0.63%        20.55%
           2002..........     1.30%    138,578    105.314003      14,594,166       0.43%       -23.02%
           2001..........     1.30%    159,971    136.800938      21,884,183       0.26%       -17.34%
           2000..........     1.30%    181,190    165.490844      29,985,286       0.16%        -1.63%
           1999..........     1.30%    235,642    168.230713      39,642,222       0.48%         5.57%
        Non-tax qualified spectrum
           2003..........     1.30%     40,549    113.911730       4,619,007       0.63%        20.55%
           2002..........     1.30%     40,635     94.491963       3,839,676       0.43%       -23.02%
           2001..........     1.30%     49,525    122.743311       6,078,862       0.26%       -17.34%
           2000..........     1.30%     54,802    148.485046       8,137,277       0.16%        -1.63%
           1999..........     1.30%     63,779    150.943364       9,627,017       0.48%         5.57%
        Non-tax qualified spectrum (81-225)
           2003..........     1.30%        570    121.019919          68,981       0.63%        20.55%
           2002..........     1.30%        692    100.388345          69,477       0.43%       -23.02%
           2001..........     1.30%        943    130.402601         122,970       0.26%       -17.34%
           2000..........     1.30%        981    157.750647         154,753       0.16%        -1.63%
           1999..........     1.30%        982    160.362369         157,476       0.48%         5.57%

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

                            Contract                                            Investment
                             Expense                 Unit         Contract        Income       Total
                              Rate*     Units     Fair Value   Owners' Equity     Ratio**    Return***
                            --------   -------   -----------   --------------   ----------   ---------
     MFS(R) Bond Fund - Class A

        Non-tax qualified
           2003 .........     1.00%         55   $ 76.950312    $      4,232       5.70%        8.37%
           2002 .........     1.00%         55     71.008550           3,906       6.05%        7.56%
           2001 .........     1.00%         55     66.019681           3,631       7.15%        6.69%
           2000 .........     1.00%         55     61.878057           3,403       7.22%        7.69%
           1999 .........     1.00%         56     57.457644           3,218       6.86%       -2.95%

        Tax qualified spectrum
           2003 .........     1.30%    191,717     64.610362      12,386,905       5.70%        8.04%
           2002 .........     1.30%    236,695     59.802655      14,154,979       6.05%        7.23%
           2001 .........     1.30%    231,830     55.770083      12,929,178       7.15%        6.37%
           2000 .........     1.30%    236,802     52.431142      12,415,799       7.22%        7.37%
           1999 .........     1.30%    296,161     48.832757      14,462,358       6.86%       -3.25%

        Non-tax qualified spectrum
           2003 .........     1.30%    104,402     64.557566       6,739,939       5.70%        8.04%
           2002 .........     1.30%    109,698     59.753787       6,554,865       6.05%        7.23%
           2001 .........     1.30%    113,477     55.724510       6,323,450       7.15%        6.37%
           2000 .........     1.30%    118,772     52.388302       6,222,263       7.22%        7.37%
           1999 .........     1.30%    124,805     48.792845       6,089,591       6.86%       -3.25%

        Non-tax qualified spectrum (81-225)
           2003 .........     1.30%        756     64.810014          48,996       5.70%        8.04%
           2002 .........     1.30%        778     59.987449          46,661       6.05%        7.23%
           2001 .........     1.30%        780     55.942416          43,635       7.15%        6.37%
           2000 .........     1.30%        782     52.593159          41,128       7.22%        7.37%
           1999 .........     1.30%        784     48.983649          38,403       6.86%       -3.25%

     MFS(R) Emerging Growth Fund - Class A
           2003 .........     1.30%    185,347     33.195049       6,152,603       0.00%       30.08%
           2002 .........     1.30%    204,479     25.518193       5,217,931       0.00%      -36.27%
           2001 .........     1.30%    250,544     40.042529      10,032,416       0.00%      -26.79%
           2000 .........     1.30%    292,106     54.694222      15,976,510       0.00%      -26.35%
           1999 .........     1.30%    276,955     74.260820      20,566,905       0.00%       48.13%

     MFS(R) Growth Opportunities Fund - Class A
        Non-tax qualified
           2001 .........     1.00%        553    167.912098          92,855       0.04%      -25.43%
           2000 .........     1.00%        902    225.168447         203,102       0.17%      -12.18%
           1999 .........     1.00%      1,102    256.397950         282,551       0.00%       31.50%

        Tax qualified spectrum
           2003 .........     1.30%    326,008    135.637357      44,218,863       0.00%       27.02%
           2002 .........     1.30%    357,744    106.788389      38,202,886       0.00%      -30.57%
           2001 .........     1.30%    415,059    153.801454      63,836,678       0.04%      -25.66%
           2000 .........     1.30%    466,347    206.878418      96,477,130       0.17%      -12.44%
           1999 .........     1.30%    540,025    236.283783     127,599,150       0.00%       31.10%

        Non-tax qualified spectrum
           2003 .........     1.30%     70,491    115.216190       8,121,704       0.00%       27.02%
           2002 .........     1.30%     74,878     90.710639       6,792,265       0.00%      -30.57%
           2001 .........     1.30%     84,891    130.645556      11,090,632       0.04%      -25.66%
           2000 .........     1.30%    103,204    175.731410      18,136,184       0.17%      -12.44%
           1999 .........     1.30%    114,789    200.709590      23,039,253       0.00%       31.10%

        Non-tax qualified spectrum (81-225)
           2003 .........     1.30%      7,813    127.128102         993,252       0.00%       27.02%
           2002 .........     1.30%      8,069    100.088979         807,623       0.00%      -30.57%
           2001 .........     1.30%      8,431    144.152668       1,215,351       0.04%      -25.66%
           2000 .........     1.30%      9,038    193.899831       1,752,467       0.17%      -12.44%
           1999 .........     1.30%      9,598    221.460448       2,125,577       0.00%       31.10%

     MFS(R) High Income Fund - Class A
        Non-tax qualified
           2003 .........     1.00%        202     85.362113          17,243       8.12%       21.53%
           2002 .........     1.00%        202     70.239841          14,177       9.10%       -0.24%
           2001 .........     1.00%        215     70.410701          15,138      10.68%        0.23%
           2000 .........     1.00%        217     70.251451          15,245      10.36%       -7.97%
           1999 .........     1.00%        217     76.334509          16,565       9.82%        5.93%

                            Contract                                           Investment
                             Expense                 Unit         Contract       Income           Total
                              Rate*     Units     Fair Value   Owners' Equity     Ratio**        Return***
                            --------   -------   -----------   --------------  ----------   ----------------
        Tax qualified spectrum
           2003 .........     1.30%    125,158   $ 73.258371     $ 9,168,871      8.12%      21.16%
           2002 .........     1.30%    132,416     60.463553       8,006,332      9.10%      -0.54%
           2001 .........     1.30%    148,159     60.794859       9,007,306     10.68%      -0.08%
           2000 .........     1.30%    166,438     60.842736      10,126,543     10.36%      -8.25%
           1999 .........     1.30%    214,222     66.310941      14,205,262      9.82%       5.61%

        Non-tax qualified spectrum
           2003 .........     1.30%     66,685     72.146967       4,811,120      8.12%      21.16%
           2002 .........     1.30%     69,447     59.546260       4,135,326      9.10%      -0.54%
           2001 .........     1.30%     78,180     59.872541       4,680,835     10.68%      -0.08%
           2000 .........     1.30%     88,149     59.919692       5,281,861     10.36%      -8.25%
           1999 .........     1.30%     91,528     65.304939       5,977,230      9.82%       5.61%

        Non-tax qualified spectrum (81-225)
           2003 .........     1.30%      3,048     73.258371         223,292      8.12%      21.16%
           2002 .........     1.30%      3,224     60.463553         194,934      9.10%      -0.54%
           2001 .........     1.30%      3,613     60.794859         219,652     10.68%      -0.08%
           2000 .........     1.30%      3,616     60.842736         220,007     10.36%      -8.25%
           1999 .........     1.30%      4,190     66.310941         277,843      9.82%       5.61%

     MFS(R) Research Fund - Class A
        Non-tax qualified
           1999 .........     1.00%        434    221.469939          96,118      0.00%      22.58%

        Tax qualified spectrum
           2003 .........     1.30%     95,655    144.057251      13,779,796      0.68%      22.92%
           2002 .........     1.30%    115,965    117.191770      13,590,178      0.00%     -25.77%
           2001 .........     1.30%    138,718    157.870166      21,899,434      0.00%     -22.63%
           2000 .........     1.30%    159,948    204.041714      32,636,064      0.00%      -5.85%
           1999 .........     1.30%    186,365    216.708566      40,386,892      0.00%      22.21%

        Non-tax qualified spectrum
           2003 .........     1.30%     31,091    125.872814       3,913,512      0.68%      22.92%
           2002 .........     1.30%     35,313    102.398579       3,616,041      0.00%     -25.77%
           2001 .........     1.30%     45,125    137.942100       6,224,637      0.00%     -22.63%
           2000 .........     1.30%     56,126    178.285383      10,006,445      0.00%      -5.85%
           1999 .........     1.30%     62,991    189.353287      11,927,553      0.00%      22.21%

        Non-tax qualified spectrum (81-225)
           2003 .........     1.30%        857    142.375726         122,016      0.68%      22.92%
           2002 .........     1.30%        899    115.823840         104,082      0.00%     -25.77%
           2001 .........     1.30%        900    156.027411         140,425      0.00%     -22.63%
           2000 .........     1.30%        900    201.660027         181,494      0.00%      -5.85%
           1999 .........     1.30%      1,216    214.179022         260,442      0.00%      22.21%

     MFS(R) Series Trust IV - MFS(R) Money Market Fund
        Non-tax qualified
           2002 .........     1.00%     19,378     42.496034         823,496      1.26%       0.23%
           2001 .........     1.00%      1,494     42.398388          63,343      3.95%       2.67%
           2000 .........     1.00%      1,494     41.297513          61,698      5.68%       4.85%
           1999 .........     1.00%      1,494     39.388969          58,847      4.57%       3.63%

        Tax qualified spectrum
           2003 .........     1.30%    450,754     35.336126      15,927,900      0.62%      -0.70%
           2002 .........     1.30%    599,111     35.586978      21,320,566      1.26%      -0.07%
           2001 .........     1.30%    617,345     35.613125      21,985,585      3.95%       2.35%
           2000 .........     1.30%    698,413     34.794442      24,300,891      5.68%       4.53%
           1999 .........     1.30%    836,061     33.286752      27,829,755      4.57%       3.32%

        Non-tax qualified spectrum
           2003 .........     1.30%    219,749     35.360678       7,770,474      0.62%      -0.70%
           2002 .........     1.30%    258,808     35.611705       9,216,599      1.26%      -0.07%
           2001 .........     1.30%    377,759     35.637871      13,462,527      3.95%       2.35%
           2000 .........     1.30%    375,712     34.818619      13,081,773      5.68%       4.53%
           1999 .........     1.30%    499,340     33.309883      16,632,957      4.57%       3.32%

     MFS(R) Strategic Income Fund - Class A
           2003 .........     1.30%    196,195     12.045630       2,363,292      6.09%      12.30%
           2002 .........     1.30%    207,129     10.725862       2,221,640      6.44%       5.99%
           2001 .........     1.30%    235,007     10.119915       2,378,250      3.12%       1.20% 07/20/01

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT

                                              Contract                                            Investment
                                               Expense                 Unit         Contract        Income        Total
                                                Rate*     Units     Fair Value   Owners' Equity      Ratio**     Return***
                                              --------   -------   -----------   --------------   ----------   ------------
           Tax qualified spectrum
              2000 ........................     1.30%     44,427   $ 49.344888    $  2,192,245       0.00%         0.07%
              1999 ........................     1.30%     63,386     49.309941       3,125,560       6.17%        -4.76%
           Non-tax qualified spectrum
              2000 ........................     1.30%      7,210     48.108072         346,859       0.00%         0.07%
              1999 ........................     1.30%      8,381     48.073994         402,908       6.17%        -4.76%
           Non-tax qualified spectrum (81-225)
              2000 ........................     1.30%        310     49.268187          15,273       0.00%         0.07%
              1999 ........................     1.30%        367     49.233289          18,069       6.17%        -4.76%
        MFS(R) Total Return Fund - Class A
           Tax qualified spectrum
              2003 ........................     1.30%    211,801    136.162330      28,839,318       2.60%        15.33%
              2002 ........................     1.30%    232,989    118.061756      27,507,046       3.06%        -6.79%
              2001 ........................     1.30%    256,837    126.662587      32,531,639       3.23%        -1.92%
              2000 ........................     1.30%    271,352    129.147223      35,044,357       3.14%        17.49%
              1999 ........................     1.30%    359,370    109.920643      39,502,181       3.29%         0.95%
           Non-tax qualified spectrum
              2003 ........................     1.30%     84,372    131.800595      11,120,280       2.60%        15.33%
              2002 ........................     1.30%     88,603    114.279844      10,125,508       3.06%        -6.79%
              2001 ........................     1.30%     96,073    122.605160      11,779,046       3.23%        -1.92%
              2000 ........................     1.30%     97,604    125.010205      12,201,496       3.14%        17.49%
              1999 ........................     1.30%    109,211    106.399516      11,619,998       3.29%         0.95%
           Non-tax qualified spectrum (81-225)
              2003 ........................     1.30%        322    134.837649          43,418       2.60%        15.33%
              2002 ........................     1.30%        316    116.913171          36,935       3.06%        -6.79%
              2001 ........................     1.30%        632    125.430326          79,272       3.23%        -1.92%
              2000 ........................     1.30%        797    127.890790         101,929       3.14%        17.49%
              1999 ........................     1.30%      1,014    108.851257         110,375       3.29%         0.95%
                                                                                  ------------

        2003 Reserves for annuity contracts in payout phase: .................       1,885,828
                                                                                  ------------
        2003 Contract owners' equity .........................................    $231,700,240
                                                                                  ============

        2002 Reserves for annuity contracts in payout phase: .................       2,062,215
                                                                                  ------------
        2002 Contract owners' equity .........................................    $224,567,767
                                                                                  ============

        2001 Reserves for annuity contracts in payout phase: .................       2,908,250
                                                                                  ------------
        2001 Contract owners' equity .........................................    $315,050,016
                                                                                  ============

        2000 Reserves for annuity contracts in payout phase: .................       3,705,168
                                                                                  ------------
        2000 Contract owners' equity .........................................    $428,172,857
                                                                                  ============

        1999 Reserves for annuity contracts in payout phase: .................       4,387,688
                                                                                  ------------
        1999 Contract owners' equity .........................................    $523,978,984
                                                                                  ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of MFS Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

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                                       18

NATIONWIDE LIFE INSURANCE COMPANY                                   ------------
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